Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) credit_facility vessel	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 34,300,000	$ 32,000,000
Total principal	$ 382,313,000	$ 249,568,000
Debt Covenant Minimum Hull Coverage Ratio	100.00%
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Weighted-average effective interest rate	2.50%	2.60%
Aggregate annual long-term principal repayments, remainder of 2021	$ 2,800,000
Aggregate annual long-term principal repayments, 2022	70,800,000
Aggregate annual long-term principal repayments, 2023	107,400,000
Aggregate annual long-term principal repayments, 2024	$ 201,300,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 391,200,000	$ 438,400,000
Line of Credit Facility, Remaining Borrowing Capacity	65,000,000	253,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year	44,200,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year One	80,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two	65,300,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three	201,300,000
Total principal	$ 326,167,000	185,000,000
Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	1
Total principal	$ 56,146,000	$ 64,568,000
Term Loan Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	4
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	177.00%
2020DebtFacilityMaturinginDecember2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	30
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	212.00%
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Actual Hull Coverage Ratio	104.00%	121.00%
Long-term Debt, Term	6 months
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Term Loans
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%	2.25%